Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Robeson Reeves		Lee Fenton		Average Summary Compensation Table Total for Non‑PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non‑PEO Named Executive Officers (2)
	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)
2025	$8,658,602	$11,034,926	$—	$—	$2,939,944	$3,282,825
2024	$2,290,759	$2,987,926	$—	$—	$1,329,282	$1,584,671
2023	$4,537,197	$3,609,523	$1,571,215	$851,126	$1,814,783	$1,427,000

	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (3)	Net Income (Loss)(4) (in thousands)
2025	85.24	$(701,098)
2024	95.30	$(567,754)
2023	71.93	$(187,500)

Named Executive Officers, Footnote			Mr. Reeves was our principal executive officer (“PEO”) from March 31, 2023 through December 31, 2023 and for the full years of 2024 and 2025. Mr. Fenton was our PEO from January 1, 2023 through March 31, 2023. For 2025, our non-PEO named executive officers (“Non-PEO NEOs”) were Ms. Barker, Mr. Papanier, and former executive Marcus Glover. For 2024, our Non-PEO NEOs were Ms. Barker and Messrs. Eaton and Papanier, and former executive Marcus Glover. For 2023, our Non-PEO NEOs were Ms. Barker and Messrs. Eaton and Papanier, and former executives Marcus Glover and Robert Lavan.
Adjustment To PEO Compensation, Footnote	For 2025 (the “Covered Year”), the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs for purposes of this Pay Versus Performance table (“PVP Table”):

Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the following items:	2025
For Robeson Reeves:
Less Summary Compensation Table “Stock Awards” value	$(590,012)
Less Summary Compensation Table “Option Awards” value	(5,003,460)
Plus year-end fair value of outstanding equity awards granted in Covered Year that are outstanding and unvested as of the Covered Year-end	7,717,305
Change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(48,928)
Plus vesting date fair value of equity awards granted and vested in Covered Year	343,830
Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	2,869
Less fair value as of prior year-end equity awards that failed to vest in the Covered Year	(45,280)
Plus dollar value of dividends/earnings paid on equity awards during Covered Year	—
For Non-PEO NEOs (Average):
Less Summary Compensation Table “Stock Awards” value	$(332,768)
Less Summary Compensation Table “Option Awards” value	(1,111,880)
Plus year-end fair value of outstanding equity awards granted in Covered Year that are outstanding and unvested as of the Covered Year-end	1,825,575
Change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(20,047)
Plus vesting date fair value of equity awards granted and vested in Covered Year	—
Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	(17,999)
Less fair value as of prior year-end equity awards that failed to vest in the Covered Year	—
Plus dollar value of dividends/earnings paid on equity awards during Covered Year	—

Non-PEO NEO Average Total Compensation Amount			$ 2,939,944	$ 1,329,282	$ 1,814,783
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,282,825	1,584,671	1,427,000
Adjustment to Non-PEO NEO Compensation Footnote	For 2025 (the “Covered Year”), the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs for purposes of this Pay Versus Performance table (“PVP Table”):

Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the following items:	2025
For Robeson Reeves:
Less Summary Compensation Table “Stock Awards” value	$(590,012)
Less Summary Compensation Table “Option Awards” value	(5,003,460)
Plus year-end fair value of outstanding equity awards granted in Covered Year that are outstanding and unvested as of the Covered Year-end	7,717,305
Change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(48,928)
Plus vesting date fair value of equity awards granted and vested in Covered Year	343,830
Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	2,869
Less fair value as of prior year-end equity awards that failed to vest in the Covered Year	(45,280)
Plus dollar value of dividends/earnings paid on equity awards during Covered Year	—
For Non-PEO NEOs (Average):
Less Summary Compensation Table “Stock Awards” value	$(332,768)
Less Summary Compensation Table “Option Awards” value	(1,111,880)
Plus year-end fair value of outstanding equity awards granted in Covered Year that are outstanding and unvested as of the Covered Year-end	1,825,575
Change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(20,047)
Plus vesting date fair value of equity awards granted and vested in Covered Year	—
Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	(17,999)
Less fair value as of prior year-end equity awards that failed to vest in the Covered Year	—
Plus dollar value of dividends/earnings paid on equity awards during Covered Year	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 85.24	95.30	71.93
Net Income (Loss)			$ (701,098,000)	(567,754,000)	$ (187,500,000)
PEO Name			Mr. Reeves
Additional 402(v) Disclosure	For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common shares, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 30, 2022 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2025, 2024 and 2023, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.Amounts represent net income reflected in the Company’s audited financial statements for the applicable year and is calculated in accordance with U.S. Generally Accepted Accounting Principles. For 2025, net income represents the sum of net income for the Predecessor period (from January 1, 2025 to February 7, 2025) and for the Successor period (from February 8, 2025 to December 31, 2025) of $51.0 million and $650.1 million, respectively.
The following graphical comparisons provide descriptions of the relationships of the compensation actually paid to the PEO and the average of the compensation actually paid to our Non-PEO NEOs (in each case as set forth in the PVP table above) to (1) our cumulative total shareholder return, and (2) the performance measure Net Income (Loss), each as set forth in the PVP Table above.

Robeson Reeves [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,537,197	$ 8,658,602	2,290,759
PEO Actually Paid Compensation Amount		$ 3,609,523	11,034,926	$ 2,987,926
Lee Fenton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,571,215
PEO Actually Paid Compensation Amount	$ 851,126
PEO | Robeson Reeves [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(590,012)
PEO | Robeson Reeves [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,003,460)
PEO | Robeson Reeves [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,717,305
PEO | Robeson Reeves [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(48,928)
PEO | Robeson Reeves [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			343,830
PEO | Robeson Reeves [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,869
PEO | Robeson Reeves [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(45,280)
PEO | Robeson Reeves [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(332,768)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,111,880)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,825,575
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,047)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,999)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0